Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2024
Long-Term Purchase Commitment [Line Items]
Schedule of Future Minimum Payments Under Non-Cancelable Agreements for Property Management Fees

Future minimum payments under non-cancelable agreements for property management fees consist of the following as of December 31, 2024:

Commitments for property management fees	RMB	US$
2025	5,987	820
2026	5,619	770
2027	4,810	659
2028	4,613	632
2029 and thereafter	17,941	2,458
	38,970	5,339

Schedule of Future Minimum Payments Under Non-Cancelable Agreements

Commitments for Licensed Copyrights and Produced Content

Future minimum payments under non-cancelable agreements for licensed copyrights and produced content consist of the following as of December 31, 2024:

Commitments for Licensed Copyrights and Produced Content	RMB	US$
2025	9,275,101	1,270,684
2026	4,899,775	671,266
2027	2,256,150	309,091
2028	1,355,071	185,644
2029 and thereafter	497,584	68,169
	18,283,681	2,504,854

Fixed Assets
Long-Term Purchase Commitment [Line Items]
Schedule of Future Minimum Payments Under Non-Cancelable Agreements

Future minimum payments under non-cancelable agreements for the purchase of fixed assets consist of the following as of December 31, 2024:

Capital commitment	RMB	US$
2025	23,695	3,246
2026	19,330	2,648
2027	18,520	2,537
2028	17,590	2,410
2029 and thereafter	15,203	2,083
	94,338	12,924